Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
VIGRE-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.72%
Australia–4.20%
Dexus	126,667	$1,145,834
GPT Group (The)	178,339	786,370
Man In The Mirror Pty. Ltd.	263,223	2,495,134
Mirvac Group	588,090	1,145,976
Scentre Group	810,536	2,370,933
		7,944,247
Brazil–0.42%
BR Malls Participacoes S.A.	82,725	265,584
BR Properties S.A.	54,800	124,566
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	28,800	119,677
MRV Engenharia e Participacoes S.A.	38,900	138,994
Multiplan Empreendimentos Imobiliarios S.A.	26,100	155,919
		804,740
Canada–1.62%
Allied Properties REIT	31,472	1,161,050
Canadian Apartment Properties REIT	9,306	357,728
H&R REIT	26,281	460,387
Killam Apartment REIT	24,771	359,604
RioCan REIT	36,596	724,882
		3,063,651
Chile–0.08%
Parque Arauco S.A.	60,410	161,566
China–5.75%
Agile Group Holdings Ltd.	80,000	129,720
CapitaLand Retail China Trust	88,000	101,944
China Aoyuan Property Group Ltd.	138,000	166,480
China Evergrande Group	231,000	768,043
China Jinmao Holdings Group Ltd.	766,000	500,665
China Overseas Land & Investment Ltd.	456,000	1,734,347
China Resources Land Ltd.	270,444	1,212,699
China Vanke Co., Ltd., Class H	266,000	1,118,224
CIFI Holdings (Group) Co. Ltd.	344,000	260,741
Country Garden Holdings Co. Ltd.	793,000	1,238,502
Guangzhou R&F Properties Co. Ltd., Class H	104,800	226,690
Jiayuan International Group Ltd.	106,000	56,039
KWG Group Holdings Ltd.	135,500	163,464
Logan Property Holdings Co. Ltd.	100,000	165,606
Longfor Group Holdings Ltd.	179,000	630,494
Ronshine China Holdings Ltd.(a)	61,500	97,617
Shimao Property Holdings Ltd.	162,500	509,187
Sino-Ocean Group Holding Ltd.	281,500	123,602
SOHO China Ltd.(a)	213,500	89,939
Shares		Value
China–(continued)
Sunac China Holdings Ltd.	232,000	$1,155,574
Times China Holdings Ltd.	67,000	138,951
Yanlord Land Group Ltd.	72,800	73,202
Yuexiu Property Co. Ltd.	390,000	93,899
Yuzhou Properties Co. Ltd.	168,000	101,443
		10,857,072
France–2.00%
ICADE	10,010	846,645
Klepierre S.A.	18,746	656,591
Unibail-Rodamco-Westfield	13,905	2,279,483
		3,782,719
Germany–5.37%
Aroundtown S.A.	170,595	1,406,533
Deutsche Wohnen S.E.	49,386	2,394,888
Grand City Properties S.A.	65,808	1,588,357
LEG Immobilien AG	10,809	1,327,081
Vonovia S.E.	66,103	3,427,262
		10,144,121
Hong Kong–8.18%
CK Asset Holdings Ltd.	361,800	3,217,045
Hang Lung Properties Ltd.	363,000	886,003
Henderson Land Development Co. Ltd.	143,000	909,012
Hongkong Land Holdings Ltd.	159,300	1,133,870
K Wah International Holdings Ltd.	120,000	74,079
Kerry Properties Ltd.	99,500	444,267
Link REIT	256,500	2,999,599
Mapletree North Asia Commercial Trust	178,000	173,370
New World Development Co. Ltd.	883,000	1,464,552
Sino Land Co. Ltd.	298,000	576,264
Sun Hung Kai Properties Ltd.	109,500	1,878,948
Swire Properties Ltd.	151,800	652,648
Wharf Real Estate Investment Co. Ltd.	127,000	945,630
Yuexiu REIT	156,000	110,890
		15,466,177
India–0.31%
Ascendas India Trust	141,000	124,039
DLF Ltd.	54,616	159,610
Embassy Office Parks REIT(a)	10,000	43,306
Oberoi Realty Ltd.	33,311	254,034
		580,989
Indonesia–0.23%
PT Bumi Serpong Damai Tbk(a)	1,114,900	110,231
PT Ciputra Development Tbk	1,747,438	122,872
PT Pakuwon Jati Tbk	2,320,400	112,435
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
Indonesia–(continued)
PT Summarecon Agung Tbk	1,301,200	$85,894
		431,432
Ireland–0.26%
Green REIT PLC	290,416	489,203
Japan–10.22%
Advance Residence Investment Corp.	337	938,054
Comforia Residential REIT, Inc	64	175,481
Daiwa Office Investment Corp.	109	774,989
GLP J-REIT	74	79,255
Hulic Co., Ltd.	38,459	377,914
InvIncible Investment Corp.	903	442,100
Japan Hotel REIT Investment Corp.	931	750,143
Japan Real Estate Investment Corp.	233	1,372,814
Japan Rental Housing Investments Inc.	616	490,221
Japan Retail Fund Investment Corp.	504	1,012,729
Kenedix Office Investment Corp.	138	957,520
Kenedix Retail REIT Corp.	41	99,994
Mitsubishi Estate Co., Ltd.	136,720	2,483,108
Mitsui Fudosan Co., Ltd.	112,558	2,835,949
Mitsui Fudosan Logistics Park Inc.	159	508,576
Nippon Prologis REIT Inc.	344	731,888
Nomura Real Estate Master Fund, Inc.	425	625,823
ORIX JREIT, Inc.	708	1,214,390
Premier Investment Corp.	139	175,083
Sekisui House Reit, Inc.	609	459,923
Sumitomo Realty & Development Co., Ltd.	51,189	2,124,069
Tokyo Tatemono Co., Ltd.	41,282	507,524
Tokyu REIT Inc.	75	121,334
United Urban Investment Corp.	31	48,921
		19,307,802
Malaysia–0.31%
IOI Properties Group Bhd.	210,500	68,061
KLCCP Stapled Group	134,300	255,277
Mah Sing Group Bhd.	291,200	66,336
Sime Darby Property Bhd.	728,200	197,992
		587,666
Malta–0.00%
BGP Holdings PLC, (Acquired 08/06/2009; Cost $0)(a)(b)(c)	1,355,927	0
Mexico–0.49%
Fibra Uno Administracion S.A. de C.V.	346,400	478,636
Macquarie Mexico Real Estate Management S.A. de C.V.(a)(b)	225,200	243,993
PLA Administradora Industrial, S. de R.L. de C.V.	127,600	197,084
		919,713
Netherlands–0.16%
InterXion Holding N.V.(a)	4,433	295,814
Shares		Value
Philippines–0.88%
Ayala Land, Inc.	1,314,800	$1,124,253
Robinsons Land Corp.	243,300	113,518
SM Prime Holdings Inc.	574,300	436,385
		1,674,156
Singapore–1.91%
Ascendas REIT	334,800	719,660
CapitaLand Commercial Trust	290,500	416,408
CapitaLand Ltd.	329,200	889,172
City Developments Ltd.	91,800	613,948
Mapletree Commercial Trust	207,600	289,514
Mapletree Logistics Trust	624,000	673,044
		3,601,746
South Africa–0.77%
Growthpoint Properties Ltd.	374,246	633,394
Hyprop Investments Ltd.	43,393	211,961
Redefine Properties Ltd.	555,861	373,688
SA Corporate Real Estate Ltd.	921,818	232,551
		1,451,594
Spain–0.79%
Inmobiliaria Colonial SOCIMI, S.A.	49,538	509,292
Merlin Properties SOCIMI, S.A.	75,314	985,500
		1,494,792
Sweden–1.64%
Fabege AB	71,061	1,031,830
Hufvudstaden AB, Class A	62,608	1,086,194
Wihlborgs Fastigheter AB	71,534	974,992
		3,093,016
Switzerland–0.61%
Swiss Prime Site AG(a)	13,125	1,150,044
Thailand–0.55%
AP Thailand PCL	583,700	129,670
Central Pattana PCL	254,300	587,992
Origin Property PCL, Foreign Shares	144,800	31,309
Supalai PCL	115,500	68,787
Supalai PCL, NVDR	71,700	42,701
WHA Corp. PCL, NVDR	1,362,200	181,140
		1,041,599
Turkey–0.03%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	227,990	62,621
United Arab Emirates–0.25%
Emaar Development	231,508	244,545
Emaar Malls PJSC	476,778	225,854
		470,399
United Kingdom–4.06%
Assura PLC	883,472	660,489
Big Yellow Group PLC	44,374	573,036
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United Kingdom–(continued)
British Land Co. PLC (The)	41,190	$315,986
Derwent London PLC	19,981	838,762
Grainger PLC	172,280	530,897
Land Securities Group PLC	120,946	1,440,699
SEGRO PLC	160,875	1,410,986
Tritax Big Box REIT PLC	511,510	957,629
UNITE Group PLC (The)	31,538	376,878
Workspace Group PLC	44,230	562,248
		7,667,610
United States–47.63%
Agree Realty Corp.	18,757	1,300,610
Alexandria Real Estate Equities, Inc.	20,334	2,898,815
American Assets Trust, Inc.	6,074	278,554
American Homes 4 Rent, Class A	22,834	518,788
AvalonBay Communities, Inc.	21,477	4,311,078
Boston Properties, Inc.	28,653	3,836,064
Corporate Office Properties Trust	42,217	1,152,524
Crown Castle International Corp.	5,540	709,120
CyrusOne Inc.	21,130	1,108,057
Digital Realty Trust, Inc.	17,498	2,082,262
Duke Realty Corp.	34,873	1,066,416
EastGroup Properties, Inc.	5,524	616,699
Empire State Realty Trust, Inc., Class A	44,095	696,701
Equinix, Inc.	1,436	650,738
Equity LifeStyle Properties, Inc.	10,164	1,161,745
Equity Residential	41,710	3,141,597
Essential Properties Realty Trust Inc.	29,032	566,705
Essex Property Trust, Inc.	7,128	2,061,703
Extra Space Storage Inc.	19,850	2,022,913
Federal Realty Investment Trust	11,569	1,594,787
Four Corners Property Trust, Inc.	4,156	123,018
HCP, Inc.	70,567	2,208,747
Healthcare Realty Trust, Inc.	82,045	2,634,465
Highwoods Properties, Inc.	9,834	460,035
Hilton Worldwide Holdings, Inc.	15,128	1,257,288
Hudson Pacific Properties, Inc.	81,464	2,803,991
Invitation Homes, Inc.	94,681	2,303,589
Liberty Property Trust	27,428	1,328,064
Macerich Co. (The)	35,120	1,522,452
Shares		Value
United States–(continued)
Mid-America Apartment Communities, Inc.	28,646	$3,131,867
National Health Investors, Inc.	13,643	1,071,658
National Retail Properties Inc.	46,185	2,558,187
Omega Healthcare Investors, Inc.	11,812	450,628
Park Hotels & Resorts Inc.	55,847	1,735,725
Pebblebrook Hotel Trust	41,425	1,286,661
PotlatchDeltic Corp.	6,407	242,121
Prologis, Inc.	85,571	6,156,833
Public Storage	14,492	3,156,068
QTS Realty Trust Inc., Class A	24,271	1,091,952
Realty Income Corp.	38,390	2,823,968
Regency Centers Corp.	11,252	759,397
Retail Opportunity Investments Corp.	119,860	2,078,372
Simon Property Group, Inc.	25,747	4,691,361
STAG Industrial, Inc.	36,316	1,076,769
Sun Communities, Inc.	14,372	1,703,369
Sunstone Hotel Investors, Inc.	42,004	604,858
Terreno Realty Corp.	14,304	601,340
Ventas, Inc.	53,207	3,395,139
VICI Properties Inc.	78,507	1,717,733
Weingarten Realty Investors	11,008	323,305
Welltower Inc.	34,176	2,652,058
Weyerhaeuser Co.	9,833	259,001
		89,985,895
Total Common Stocks & Other Equity Interests (Cost $165,807,399)		186,530,384

Money Market Funds–1.06%
Invesco Government & Agency Portfolio, Institutional Class, 2.33%(d)	700,749	700,749
Invesco Liquid Assets Portfolio, Institutional Class, 2.48%(d)	500,518	500,668
Invesco Treasury Portfolio, Institutional Class, 2.31%(d)	800,856	800,856
Total Money Market Funds (Cost $2,002,184)		2,002,273
TOTAL INVESTMENTS IN SECURITIES—99.78% (Cost $167,809,583)		188,532,657
OTHER ASSETS LESS LIABILITIES–0.22%		408,016
NET ASSETS–100.00%		$188,940,673
Investment Abbreviations:
NVDR	– Non-Voting Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2019 represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 2.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco V.I. Global Real Estate Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of
Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Invesco V.I. Global Real Estate Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$4,427,338	$3,516,909	$—	$7,944,247
Brazil	804,740	—	—	804,740
Canada	3,063,651	—	—	3,063,651
Chile	161,566	—	—	161,566
China	7,696,410	3,160,662	—	10,857,072
France	3,126,128	656,591	—	3,782,719
Germany	8,555,764	1,588,357	—	10,144,121
Hong Kong	14,258,228	1,207,949	—	15,466,177
India	456,950	124,039	—	580,989
Indonesia	198,329	233,103	—	431,432
Ireland	—	489,203	—	489,203
Japan	10,361,657	8,946,145	—	19,307,802
Malaysia	587,666	—	—	587,666
Malta	—	—	0	0
Mexico	919,713	—	—	919,713
Netherlands	295,814	—	—	295,814
Philippines	1,674,156	—	—	1,674,156
Singapore	289,514	3,312,232	—	3,601,746
South Africa	1,451,594	—	—	1,451,594
Spain	1,494,792	—	—	1,494,792
Sweden	3,093,016	—	—	3,093,016
Switzerland	1,150,044	—	—	1,150,044
Thailand	1,041,599	—	—	1,041,599
Turkey	—	62,621	—	62,621
United Arab Emirates	470,399	—	—	470,399
United Kingdom	5,269,282	2,398,328	—	7,667,610
United States	89,985,895	—	—	89,985,895
Money Market Funds	2,002,273	—	—	2,002,273
Total Investments	$162,836,518	$25,696,139	$0	$188,532,657
Invesco V.I. Global Real Estate Fund